Commitments and Contingencies	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

The Company has a three-year employment contract with its President, effective July 1, 2017, which was extended by mutual agreement for a one year period ending June 30, 2021. The agreement provided for an annual base salary of $175,000 for the year ended June 30, 2018, with subsequent annual increases of 3% or percentage increase in Consumer Price Index (“CPI”), whichever is higher, plus $25,000 cash bonus for the year ended June 30, 2018, and a discretionary bonus for subsequent years. A bonus of $50,000 was awarded for the year ended June 30, 2020 and none in 2019. The agreement also provided for a grant of options to purchase 25,000 shares of the Company’s stock, which were granted during the year ended June 30, 2018. No shares were granted during the year ended June 30, 2019, and 215,366 shares were authorized to be granted by the Board of Directors during the year ended June 30, 2020 which are subject to amendment to the Company’s 2012 Stock Option Plan.  The agreement also contains a provision that within one year of a change of control, if either the Company terminates the employment for any reason other than for "cause" or the Presidents terminates her employment for "good reason", the President will have the right to receive a lump sum payment equal to three times the average of her total annual compensation paid for the last five years preceding such termination, minus $1.00.

The Company has a three-year employment contract with its President of the Genie Products Division of the Benchtop Laboratory Equipment Operations and Corporate Secretary effective July 1, 2017, which was extended by mutual agreement for a one year period ending June 30, 2021. The agreement provides for an annual base salary of $153,000 for the year ended June 30, 2018, with subsequent annual increases of 3% or percentage increase in the CPI, whichever is higher, plus $10,000 cash bonus for the year ended June 30, 2018, and a discretionary bonus for subsequent years. A bonus of $5,000 was awarded for the year ended June 30, 2020 and none in 2019. The agreement also provides for a grant of options to purchase 7,500 shares of the Company’s stock, which were granted during the year ended June 30, 2018. No options were granted during the year ended June 30, 2020 or 2019.

The Company has a three-year employment contract with its President of Torbal Products Division of the Benchtop Laboratory Equipment Operations and Director of Marketing effective July 1, 2017, which was extended by mutual agreement for a one year period ending June 30, 2021. The agreement provides for an annual base salary of $157,000 for the year ended June 30, 2018, with subsequent annual increases of 4% or percentage increase in the CPI, whichever is higher, plus $10,000 cash bonus for the year ended June 30, 2018 and subsequent years, subject to a minimum increase of 5% in the divisions’ EBITDA for the related year. The agreement also provides for a grant of options to purchase 7,500 shares of the Company’s stock, which were granted during the year ended June 30, 2018. No options were granted during the year ended June 30, 2020 or 2019. A performance-based bonus of $10,000 was awarded for each of the years ended June 30, 2018, 2019, and 2020.

The Company has a three-year employment contract with its President of Scientific Bioprocessing, Inc., effective July 1, 2020. The agreement provides for an annual base salary of $175,000 for the year ended June 30, 2021, with subsequent annual increases of 3% or percentage increase in Consumer Price Index (“CPI”), whichever is higher, plus discretionary bonuses. The agreement also provides for a grant of options to purchase 215,366 shares which were authorized to be granted by the Board of Directors during the year ended June 30, 2020, and are subject to amendment to the Company’s 2012 Stock Option Plan. Prior to July 1, 2020, the officer had a consulting agreement through June 30, 2020. Consulting fees paid under this agreement amounted to $145,000 and $40,000 for the years ended June 30, 2020 and 2019, respectively. In addition stock options valued at $36,000 and $12,000 were granted as part of the total compensation under the consulting agreement, for the years ended June 30, 2020 and 2019, respectively.  In addition to the fees paid and stock options granted under the consulting agreement, a bonus of $50,000 was awarded during the year ended June 30, 2020 and none in 2019. The agreement contains termination provisions stipulating that if the Company terminates the employment other than for death, disability, or cause (as such term is defined therein), or if employee resigns for "good reason" (as such term is defined there), the Company shall pay severance payments equal to either one year's salary at the rate of the compensation at the time of termination is employee is terminated within 12 months of the date of the agreement or six months' salary is the employee is terminated after 12 months of the date of the agreement, continue to pay the regular benefits provided by the Company for the period equal tot he length of the severance payments and pay a pro rata portion of any bonus achieved prior to such termination of employment.

The Company had a two-year agreement with its President of Altamira Instruments, Inc. effective July 1, 2017, which was extended by mutual agreement through June 30, 2020, and has not yet been renewed. The agreement provided for an annual base salary of $130,000 and $120,000 for the years ended June 30, 2020 and 2019, respectively, plus incentive pay based on achievement of certain revenue and income levels, which were not achieved in both fiscal years and therefore there was no incentive pay. The agreement also provided for a grant of options for an aggregate of 10,000 shares of the Company’s common stock, which were granted during the year ended June 30, 2018. No shares were granted during the year ended June 30, 2020 or 2019.

The Company had a three-year employment contract with its Vice President of Corporate Development and Strategy and Vice president of Sales and Marketing of Altamira Instruments, Inc. effective July 1, 2017. This agreement was terminated by the Company in February 2020 with termination costs of $180,700, of which $110,900 remains unpaid as of June 30, 2020 and is expected to be paid by February 2021.

The Company has a consulting agreement, which expires on December 31, 2020, with a Director of the Company and his affiliate for product development consulting services. The agreement provides that the consultant be paid a monthly retainer fee of $9,000, plus a grant of 20,000 options during the year ended June 30, 2020. Consulting expense related to this agreement amounted to $76,200 and $43,200 for the years ended June 30, 2020 and 2019, respectively.

On July 20, 2020, the Company entered into a two-year consulting agreement with a new member of the Board of Directors and his affiliate for consulting on strategic matters of the Company’s wholly-owned SBI’s operations. The agreement provides that the consultant be paid a monthly retainer of 5,000 euros, an annual bonus of up to 2% of net sales of the subsidiary’s net sales over mutually agreed upon sales targets, plus the issuance of 125,000 stock options of the Company.

The Company is required to make payments of 30% of the net royalties received from the license and sublicense acquired in the SBI acquisition in fiscal 2014. Total contingent consideration payments made for this acquisition amounted to $372,600 and $311,200 for the years ended June 30, 2020 and 2019, respectively.

The fair value of contingent consideration estimated to be paid as of June 30, 2020 is as follows:

Year ended June 30,	Amount

2021	$111,000
2022	95,000
2023	82,000
2024	70,000

$358,000